BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATION
BUSINESS COMBINATION

39    BUSINESS COMBINATION

(a)Acquisition of Henan Zhongzhou Logistics

In April 2020, pursuant to the agreement entered into between Chalco Logistics Group Zhongzhou Co., Ltd. ("Chalco Logistics Zhongzhou", “中鋁物流集團中州有限公司”, a subsidiary of Chalco Logistics), Henan Zhongzhou Logistics Co., Ltd. (“Henan Zhongzhou Logistics”, “河南中州物流有限公司”, a subsidiary of Zhongzhou Aluminum Factory prior of the transaction), Chalco Logistics Group Co., Ltd. (“Chalco Logistics”, “中鋁物流集團有限公司”, a subsidiary of the Company), Henan Zhongzhou Aluminum Factory Co., Ltd. (“Zhongzhou Aluminum Factory”, “河南中州鋁廠有限公司”, a subsidiary of Chinalco) and Chalco Zhongzhou Aluminum Industry Co., Ltd. ("Zhongzhou Aluminum Industry", “中鋁中州鋁業有限公司”), Chalco Logistics Zhongzhou merged Henan Zhongzhou Logistics, which was a 100% owned subsidiary of Zhongzhou Aluminum Factory prior to the transaction, by issuing new shares of Chalco Logistics Zhongzhou to Zhongzhou Aluminum Factory.

(b)Acquisition of Chongqing Xinan Transportation

Pursuant to the agreement entered into between Chalco Logistics, Southwest Aluminum Industry (Group) Co., Ltd. (“Southwest Aluminum Industry”, “西南鋁業（集團）有限責任公司”, a subsidiary of Chinalco) and Chongqing Southwest Aluminum Transportation Co., Ltd. (“Southwest Aluminum Transportation”, “重慶西南鋁運輸有限公司”, a subsidiary of Southwest Aluminum Industry prior to the transaction), Chalco Logistics acquired Chongqing Xinan Transportation on June 30, 2020 by subscription of its 51% newly issued shares for a cash consideration of RMB8.189 million.

(c)Acquisition of Suzhou Zhongcai

On April 29, 2019, Chinalco Shanghai Company Limited (“Chinalco Shanghai”) (“中鋁上海有限公司”), a subsidiary of the Company, entered into an equity transfer agreement with Zhongse Technology Co., Ltd.* (“Zhongse Technology”) (“中色科技股份有限公司”) and Suzhou Research Institute of Non-ferrous Metals Co., Ltd.* (“Suzhou Research Institute”) (“蘇州有色金屬研究院有限公司”), pursuant to which, Chinalco Shanghai acquired 70% and 30% equity interests in Suzhou Zhongse Metal Materials Technology Co., Ltd.* (“Suzhou Zhongcai”) (“蘇州中色金屬材料科技有限公司”) from Zhongse Technology and Suzhou Research Institute, respectively. The consideration for the acquisition was RMB237 thousand, which was determined based on the appraisal value of the 100% equity interest in Suzhou Zhongcai. Chinalco Shanghai has paid the consideration in full as of June 30, 2019. The acquisition date was June 1, 2019, which was the date that the Group obtained control of Suzhou Zhongcai. Before and after the acquisition, both Suzhou Zhongcai and Chinalco Shanghai were controlled by Chinalco, and the control was not temporary. Thus, the acquisition of the 100% equity interest in Suzhou Zhongcai is considered to be a business combination under common control, other than significant influence or joint control.

The carrying amounts of the assets and liabilities of Suzhou Zhongcai as of the acquisition date and the comparative financial figures were as follows:

	December 31, 2018	June 1, 2019
Assets

Property, plant and equipment	55,747	55,746
Land use rights	26,574	—
Right-of-use assets	—	26,318
Other current assets	2,561	2,229
Deferred tax assets	86	143
Trade and notes receivables	3,485	2,758
Cash and cash equivalents	183	136

Liabilities
Deferred tax liabilities	111	—
Interest-bearing loans and borrowings	51,908	51,908
Other payables and accrued expenses	34,536	33,404
Trade and notes payables	1,664	1,564

Net assets	417	454

Non-controlling interests	—	—

Net assets acquired	—	454

Difference recognized in equity		(217)

Total purchase consideration		237

*The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(d) Acquisition of Guizhou Huaren

In May 2017, the Company, together with Hangzhou Jinjiang, Guizhou Investment and Qingzhen Investment jointly established Guizhou Huaren. The registered capital of Guizhou Huaren is RMB1,200 million, of which the Company holds 40% of equity interest in Guizhou Huaren, Hangzhou Jinjiang holds 30%, while each of the other two shareholders holds 15% equity interest, respectively. According to the article of association of Guizhou Huaren, the directors of the Company considered that the Company had significant influence over Guizhou Huaren, which was accounted for as an associate.

In December 2017, the Company and Hangzhou Jinjiang entered into an acting-in-concert agreement which became effective on January 1, 2018. According to the acting-in-concert agreement, Hangzhou Jinjiang agreed to exercise the board members’ and shareholder’s vote in concert with the Company. Accordingly, the directors of the Company considered that the Company obtains control over Guizhou Huaren and has consolidated Guizhou Huaren’s financial position and performance into the Group’s consolidated financial statements since January 1, 2018.

The fair value of identifiable assets and liabilities of Guizhou Huaren at the acquisition date are as follows:

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,194,095
Land use rights	109,320
Intangible assets	137
Other current assets	353,655
Inventories	220,718
Trade and notes receivables	250
Restricted cash	324,030
Cash and cash equivalents	673,587

Liabilities
Deferred tax liabilities	(58,299)
Interest-bearing loans and borrowings	(1,680,000)
Contract liabilities	(2,562)
Other payables and accrued expenses	(345,562)
Trade and notes payables	(464,454)

Net assets	1,324,915

Non-controlling interests	794,949

Share of net assets acquired	529,966

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	529,966
529,966

Details of the 40% equity interest held by the Company before the acquisition of Guizhou Huaren and the profit from the investment are as follows:

January 1, 2018
Initial investment cost	480,000

Share of loss accumulated under the equity method	(18,347)

Book value of the investment in 40% equity of Guizhou Huaren on the acquisition date	461,653

Fair value of the investment in 40% equity of Guizhou Huaren on the acquisition date (Note)	529,966

Gain on previously held equity interest remeasured at acquisition-date fair value	68,313

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

An analysis of the cash flows in respect of the acquisition of Guizhou Huaren is as follows:

RMB’000

Cash consideration	—
Cash and bank balances acquired	673,587

Net inflow of cash and cash equivalents included in cash flows from investing activities	673,587

The operating results and cash flows of Guizhou Huaren since the merger date to the end of the year are as follows:

RMB’000
Revenue	4,282,882
Profit for the period	34,639
Net cash flows	(490,684)

*The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(e) Acquisition of Shanxi Zhongrun

In February 2017, the Company entered into a capital injection and enlargement agreement on Shanxi Zhongrun with Huarun (Coal) Group Co., Ltd.* (“Huarun (Coal) Group”) (華潤（煤業）集團有限公司), Shanxi Xishan Coal and Electricity Power Co., Ltd.* (“Xishan Coal Electricity”) (山西西山煤電股份有限公司) and Jin Energy Power Group Co., Ltd.* (“Jin Energy Power”) (晉能電力集團有限公司). After the capital contribution, the registered capital of Shanxi Zhongrun is RMB500 million, of which the Company holds 40% of equity interest in Shanxi Zhongrun while each of the other three shareholders holds a 20% equity interest, respectively. The Company can appoint two out of the five directors of the board of directors. According to the article of association of Shanxi Zhongrun and the agreement, the directors of the Company considered that the Company had significant influence over Shanxi Zhongrun, which was accounted for as an associate.

In December 2017, the Company and Huarun (Coal) Group entered into an acting-in-concert agreement which was effective on January 1, 2018. According to the acting-in-concert agreement, Huarun (Coal) Group agreed to exercise the board members’ and shareholder’s vote in concert with the Company. Accordingly, the directors of the Company considered that the Company obtains control over Shanxi Zhongrun and has consolidated Shanxi Zhongrun’s financial position and performance into the Group’s consolidated financial statements since January 1, 2018.

The fair value of identifiable assets and liabilities of Shanxi Zhongrun at the acquisition date are as follows:

January 1, 2018
Fair value
Assets
Property, plant and equipment	2,292,483
Intangible assets	749
Other current assets	215,575
Inventories	15,473
Trade and notes receivables	4,135
Cash and cash equivalents	2,173,062

Liabilities
Deferred tax liabilities	(41,581)
Interest-bearing loans and borrowings	(3,485,852)
Other payables and accrued expenses	(37,789)
Trade and notes payables	(13,778)

Net assets	1,122,477

Non-controlling interests	673,486

Share of net assets acquired	448,991

Goodwill	—

Satisfied by:
Cash	—
Fair value of previously held equity interest	448,991
448,991

Details of the 40% equity interest held by the Company before the acquisition of Shanxi Zhongrun and the profit from the investment are as follows:

January 1, 2018

Initial investment cost	400,184

Share of loss accumulated under the equity method	(6,553)

Book value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date	393,631
Fair value of the investment in 40% equity of Shanxi Zhongrun on the acquisition date (Note)	448,991

Gain on previously held equity interest remeasured at acquisition-date fair value	55,360

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

An analysis of the cash flows in respect of the acquisition of Shanxi Zhongrun is as follows:

RMB’000

Cash consideration	—
Cash and bank balances acquired	2,173,062

Net inflow of cash and cash equivalents included in cash flows from investing activities	2,173,062

The operating results and cash flows of Shanxi Zhongrun since the acquisition date to December 31, 2018 are as follows:

RMB’000
Revenue	645,214
Profit for the period	817
Net cash flows	(2,137,166)

*The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(f)    Acquisition of Shanxi Huaxing

On December 31, 2017, the Company, Chalco Hong Kong and Baotou Communication Investment held 10%,  40% and 50% of the shares of Shanxi Huaxing, respectively. According to the articles of association of Shanxi Huaxing, the Group can exercise joint control over Shanxi Huaxing and therefore, which was accounted for as a joint venture accordingly.

In December 2018, the Company entered into an equity transfer agreement with Baotou Communication Investment. According to the agreement, the Company acquired 50% of Shanxi Huaxing’s equity with a consideration at RMB2,665 million in cash. Upon completion of the transaction, the Group held a total of 100% of Shanxi Huaxing’s shares. The directors of the Company considered that the Company obtains control over Shanxi Huaxing and has consolidated Shanxi Huaxing’s financial position and performance into the Group’s consolidated financial statements since the acquisition date of December 6, 2018.

The fair value of identifiable assets and liabilities of Shanxi Huaxing at the acquisition date are as follows:

December 6, 2018
Fair value
Assets
Property, plant and equipment	7,327,807
Intangible assets	728,067
Land use right	348,901
Deferred tax assets	8,094
Other non-current assets	60,336
Other current assets	102,396
Inventories	865,418
Trade and notes receivables	44,706
Restricted cash	203,350
Cash and cash equivalents	81,344

Liabilities
Deferred tax liabilities	(722,349)
Interest-bearing loans and borrowings	(1,743,036)
Other non-current liabilities	(239,998)
Contract liabilities	(617,827)
Other payables and accrued expenses	(686,024)
Trade and notes payables	(1,594,724)

Net assets	4,166,461

Non-controlling interests	—

Share of net assets acquired	4,166,461

Goodwill	1,163,949

Satisfied by:
Cash	2,665,205
Fair value of previously held equity interest	2,665,205

5,330,410

Details of the 50% equity interest held by the Group before the acquisition of Shanxi Huaxing and the profit from the investment are as follows:

December 6, 2018
Initial investment cost	2,351,479

Share of loss accumulated under the equity method	(77,309)

Share of changes in reserves under the equity method	11,166

Cash dividends declared	(236,556)

Book value of the investment in 50% equity of Shanxi Huaxing on the acquisition date	2,048,780

Fair value of the investment in 50% equity of Shanxi Huaxing on the acquisition date (Note)	2,665,205

Gain on previously held equity interest remeasured at acquisition-date fair value	616,425

Note: The fair value was determined by the valuation report issued by an independent qualified valuer.

An analysis of the cash flows in respect of the acquisition of Shanxi Huaxing is as follows:

RMB’000
Cash consideration	(2,665,205)
Cash and bank balances acquired	81,344

Net inflow of cash and cash equivalents included in cash flows from investing activities	(2,583,861)

The operating results and cash flows of Shanxi Huaxing since the acquisition date to December 31, 2018 are as follows:

RMB’000
Revenue	415,509
Profit for the period	110,917
Net cash flows	(434)

*The English names represent the best effort by management of the Group in translating the Chinese names of the Companies as they do not have any official English names.

(g)    Acquisition of Shandong Aluminum Carbon Plant

On August 31, 2018, Chalco Shandong, a subsidiary of the Company, entered into an asset transfer agreement with Shandong Aluminum Plant, pursuant to which, Chalco Shandong acquired Shandong Aluminum Carbon Plant from Shandong Aluminum at a total consideration of RMB146 million. The consideration was determined based on the appraisal report issued by an independent qualified valuer. Chalco Shandong has paid all consideration as of December 31, 2018. In the opinion of the directors of the Company, Shandong Aluminum Carbon Plant constitutes a business. Before and after the acquisition, Chalco Shandong and Shandong Aluminum were controlled by Chinalco, and the control was not temporary. As such, the acquisition is considered to be a business combination under common control. The acquisition date was August 31, 2018, which is determined by the date of transfer of the assets.

The carrying amounts of the assets and liabilities of Shandong Aluminum Carbon Plant as of the transaction date and the comparative financial figures were as follows:

	December 31, 2017	August 31, 2018
Assets

Property, plant and equipment	24,393	23,845
Inventories	51,104	46,150
Other current assets	418	411
Trade and notes receivables	23,052	44,522
Cash and cash equivalents	34,354	—

Liabilities
Trade and notes payables	(12,235)	(24,011)
Contract liabilities	—	(1,432)
Other payables and accrued expenses	(38,415)	(1,542)

Net assets	82,671	87,943

Difference recognized in equity		58,319

Total purchase consideration		146,262

(h)Acquisition of Pingguo Aluminum Carbon Plant

On August 30, 2018, Guangxi Branch of the Company entered into an asset transfer agreement with Pingguo Aluminum, pursuant to which, Guangxi Branch of the Company acquired Pingguo Aluminum Carbon Plant from Pingguo Aluminum at a total consideration of RMB92 million. The consideration was determined based on the appraisal report issued by an independent qualified valuer. Guangxi Branch of the Company has paid all consideration as of December 31, 2018. In the opinion of the directors of the Company, the Pingguo Aluminum Carbon Plant constitutes a business. Before and after the acquisition, Guangxi Branch and Pingguo Aluminum were controlled by Chinalco, and the control was not temporary. As such, the acquisition is considered to be a business combination under common control. The acquisition date was August 30, 2018, which is determined by the date of transfer of the assets.

The carrying amounts of the assets and liabilities of Pingguo Aluminum Carbon Plant as of the transaction date and the comparative financial figures were as follows:

	December 31, 2017	August 30, 2018
Assets
Property, plant and equipment	35,201	127,315
Trade and notes receivables	12,143	—
Inventories	90,581	71,264

Liabilities
Trade and notes payables	(69,521)	(117,749)

Net assets	68,404	80,830
Difference recognized in equity		11,218

Total purchase consideration		92,048

(i)Acquisition of Chibi Great Wall Carbon

On August 30, 2018, Chalco Mining, a subsidiary of the Company, entered into an equity transfer agreement with China Great Wall Aluminum and Henan Great Wall Zhongxin, pursuant to which, Chalco Mining acquired 57.69% and 19.96% equity interest in Red Chibi Great Wall from China Great Wall Aluminum and Henan Great Wall Zhongxin, respectively. The consideration for the acquisition was RMB202 million, which was determined based on the appraisal value of the 77.65% equity interest in Chibi Great Wall Carbon. As of December 31, 2018, Chalco Mining has paid the consideration in receivables amounting to RMB70 million and cash amounting to RMB132 million, respectively. The transaction date was August 30, 2018, which was the date that the Group obtained control of Chibi Great Wall Carbon. Before and after the acquisition, both Chibi Great Wall Carbon and Chalco Mining were controlled by Chinalco, and the control was not temporary. Thus, the acquisition of the 77.65% equity interest in Chibi Great Wall Carbon is considered to be a business combination under common control.

The carrying amounts of the assets and liabilities of Red Cliff Carbon as of the transaction date and the comparative financial figures were as follows:

	December 31, 2017	August 30, 2018
Assets
Property, plant and equipment	271,604	379,618
Land use rights	26,124	25,731
Deferred tax assets	3,325	3,325
Inventories	59,035	65,440
Other current assets	11,095	18,608
Trade and notes receivables	32,880	53,392
Restricted Cash	15,700	—
Cash and cash equivalents	50,545	16,258

Liabilities
Interest-bearing loans and borrowings	(228,500)	(233,000)
Contract liabilities	—	(1,816)
Trade and notes payables	(46,702)	(56,970)
Other payables and accrued expenses	(51,595)	(52,114)
Income tax payable	(2,927)	—
Other non-current liabilities	(69,640)	(65,901)
Net assets	70,944	152,571
Non-controlling interests	(15,856)	(34,100)
Difference recognized in equity		83,497

Total purchase consideration		201,968

(j)Acquisition of Longhua Logistics

On August 30, 2018, China Aluminum Logistics Group Corporation Co., Ltd. (“China Aluminum Logistics Group”) (“中鋁物流集團有限公司”), a subsidiary of the Company, entered into an equity transfer agreement with Northeast Light Alloy Co., Ltd., pursuant to which, Chalco Aluminum Logistics acquired a 51% equity interest in East Light Logistics from Northeast Light Alloy Co., Ltd. The consideration for the acquisition was RMB3 million, which was determined based on the appraisal value of the 51% equity interest in East Light Logistics and China Aluminum Logistics Group has paid all consideration as of December 31, 2018. The transaction date was August 30, 2018, which was the date that the Group obtained control of East Light Logistics. Before and after the acquisition, both East Light Logistics and China Aluminum Logistics Group were controlled by Chinalco, and the control was not temporary. As such, the acquisition of the 51% equity interest in East Light Logistics is considered to be a business combination under common control.

The carrying amount of the assets and liabilities of East Light Logistics as of the transaction date and the comparative financial figures were as follows:

	December 31, 2017	September 17, 2018
Assets

Property, plant and equipment	2,901	3,839
Inventories	127	2,207
Other current assets	200	608
Trade and notes receivables	6,704	6,828
Cash and cash equivalents	281	403

Liabilities
Trade and notes payables	(2,062)	(4,647)
Contract liabilities	—	(1,504)
Income tax payable	(130)	—
Other payables and accrued expenses	(1,323)	(2,065)

Net assets	6,698	5,669

Non-controlling interests	(3,281)	(2,778)

Net assets acquired		2,891

Difference recognized in equity		413

Total purchase consideration		3,304